UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-10065
Tax-Managed Small-Cap Growth Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(Registrant’s Telephone Number, Including Area Code)	(617) 482-8260
Date of Fiscal Year End	October 31
Date of Reporting Period	July 31, 2005

Item 1. Schedule of Investments

Tax-Managed Small-Cap Growth Portfolio                                                                                        as of July 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.4%

Security	Shares	Value
Aerospace & Defense — 2.4%
Aviall, Inc. (1)	46,000	$1,557,100
DRS Technologies, Inc.	31,700	1,648,400
Teledyne Technologies, Inc. (1)	21,500	815,925
		$4,021,425
Air Freight & Logistics — 0.7%
UTI Worldwide, Inc. (2)	16,400	1,170,304
		$1,170,304
Auto and Parts — 1.1%
Cooper Tire and Rubber Co.	43,300	871,196
O’Reilly Automotive, Inc. (1)	28,100	906,506
		$1,777,702
Beverages — 1.5%
Cott Corp. (1)(2)	44,000	1,020,800
Hansen Natural Corp. (1)	16,115	1,489,026
		$2,509,826
Biotechnology — 3.2%
Abgenix, Inc. (1)	194,000	2,011,780
Affymetrix, Inc. (1)	14,300	667,667
Invitrogen Corp. (1)	19,200	1,646,784
United Therapeutics Corp. (1)	17,400	928,290
		$5,254,521
Capital Markets — 1.6%
Affiliated Managers Group, Inc. (1)	15,400	1,098,020
Greenhill & Co., Inc.	40,800	1,565,088
		$2,663,108
Chemicals — 1.0%
Agrium, Inc. (2)	45,900	1,049,733
H.B. Fuller Co.	16,800	580,104
		$1,629,837
Commercial Services & Supplies — 1.1%
Harland (John H.) Co.	13,200	509,916
Healthcare Services Group, Inc.	34,350	629,292
Weight Watchers International, Inc. (1)	11,600	659,112
		$1,798,320
Communications Equipment — 0.9%
ECI Telecom, Ltd. (1)(2)	69,500	563,645
NICE Systems, Ltd. ADR (1)(2)	23,600	992,852
		$1,556,497

Computers & Peripherals — 2.5%
Mercury Computer Systems, Inc. (1)	30,200	$836,540
Mobility Electronics, Inc. (1)	49,200	570,720
Novatel Wireless, Inc. (1)	144,900	1,743,147
Trident Microsystems, Inc. (1)	31,300	1,021,632
		$4,172,039
Consumer Finance — 0.7%
Student Loan Corp., (The)	5,100	1,105,425
		$1,105,425
Diversified Telecommunication Services — 0.6%
PanAmSat Holding Corp.	48,392	979,938
		$979,938
Electric Utilities — 1.3%
ALLETE, Inc.	20,100	971,232
Westar Energy, Inc.	47,500	1,155,675
		$2,126,907
Electrical Equipment — 1.4%
AMETEK, Inc.	34,900	1,437,880
Roper Industries, Inc.	11,500	882,625
		$2,320,505
Electronic Equipment & Instruments — 0.5%
Trimble Navigation, Ltd. (1)	22,300	868,808
		$868,808
Financial Services — 0.8%
Moneygram International, Inc.	61,000	1,283,440
		$1,283,440
Food & Staples Retailing — 0.9%
Longs Drugstores Corp.	24,900	1,080,411
Spartan Stores, Inc. (1)	32,100	391,620
		$1,472,031
Health Care Equipment & Supplies — 8.2%
ArthroCare Corp. (1)	29,300	1,071,501
Aspect Medical Systems, Inc. (1)	35,900	1,184,700
CONMED Corp. (1)	30,800	927,388
DJ Orthopedics, Inc. (1)	46,800	1,148,004
Hologic, Inc. (1)	36,500	1,664,035
Immucor, Inc. (1)	62,775	1,724,429
Intuitive Surgical, Inc. (1)	18,100	1,256,140
Kyphon, Inc. (1)	37,400	1,519,936
Respironics, Inc. (1)	45,600	1,728,240
Ventana Medical Systems, Inc. (1)	30,400	1,305,984
		$13,530,357

Health Care Providers & Services — 6.7%
Community Health Systems, Inc. (1)	26,400	$1,019,304
Health Net, Inc. (1)	42,700	1,656,760
Healthtronics, Inc. (1)	58,000	747,040
LabOne, Inc. (1)	40,200	1,512,726
LifePoint Hospitals, Inc. (1)	22,800	1,066,128
Pediatrix Medical Group, Inc. (1)	13,000	1,019,460
Psychiatric Solutions, Inc. (1)	32,600	1,570,668
United Surgical Partners International, Inc. (1)	40,500	1,458,405
VCA Antech, Inc. (1)	40,000	949,600
		$11,000,091
Hotels, Restaurants & Leisure — 7.7%
Aztar Corp. (1)	27,700	921,856
Cheesecake Factory, Inc. (The) (1)	38,800	1,387,488
Choice Hotels International, Inc.	22,100	1,465,672
Gaylord Entertainment Co. (1)	33,600	1,610,784
Mikohn Gaming Corp. (1)	77,000	1,078,000
P.F. Chang’s China Bistro, Inc. (1)	27,400	1,561,526
Penn National Gaming, Inc. (1)	20,704	740,168
Red Robin Gourmet Burgers, Inc. (1)	19,700	1,182,788
Sonic Corp. (1)	47,500	1,439,725
Station Casinos, Inc.	17,700	1,300,065
		$12,688,072
Household Durables — 0.6%
Jarden Corp. (1)	24,750	949,410
		$949,410
Insurance — 1.1%
Philadelphia Consolidated Holding Corp. (1)	12,300	1,021,146
Stewart Info Services Corp.	18,400	865,904
		$1,887,050
Internet Software & Services — 3.3%
CryptoLogic, Inc. (2)	42,200	1,188,352
eCollege.com, Inc. (1)	37,400	444,312
eResearch Technology, Inc. (1)	35,322	531,596
i2 Technologies, Inc. (1)	128,700	2,758,041
SINA Corp. (1)(2)	20,700	575,667
		$5,497,968
IT Services — 5.3%
Anteon International Corp. (1)	28,100	1,319,295
Cognizant Technology Solutions Corp. (1)	16,900	829,452
CSG Systems International, Inc. (1)	69,000	1,286,850
Euronet Worldwide, Inc. (1)	62,900	1,850,204
ManTech International Corp., Class A (1)	25,000	787,750

SI International, Inc. (1)	28,400	$894,884
SRA International, Inc., Class A (1)	46,600	1,733,520
		$8,701,955
Machinery — 1.5%
ESCO Technologies, Inc. (1)	5,600	613,872
Joy Global, Inc.	45,200	1,856,364
		$2,470,236
Media — 1.9%
Central European Media Enterprises, Ltd. (1)(2)	64,400	3,111,808
		$3,111,808
Metals-Industrial — 0.1%
Formation Capital Corp. (1)(2)(3)(4)	400,000	104,409
		$104,409
Multi-Utilities — 1.0%
CMS Energy Corp. (1)	101,100	1,601,424
		$1,601,424
Oil, Gas & Consumable Fuels — 8.1%
Alon USA Energy, Inc. (1)	24,274	430,864
Denbury Resources, Inc. (1)	44,300	2,073,240
Goodrich Petroleum Corp. (1)	81,566	1,788,742
Peabody Energy Corp.	41,100	2,701,914
Quicksilver Resources, Inc. (1)	36,900	1,563,084
Southwestern Energy Co. (1)	47,900	2,639,769
Vintage Petroleum, Inc.	64,500	2,265,885
		$13,463,498
Personal Products — 1.4%
Chattem, Inc. (1)	30,415	1,385,707
Nu Skin Enterprises, Inc., Class A	42,800	1,010,936
		$2,396,643
Pharmaceuticals — 1.1%
MGI Pharma, Inc. (1)	36,800	1,004,640
Penwest Pharmaceuticals Co. (1)	69,500	779,095
		$1,783,735
Real Estate — 2.1%
Strategic Hotel Capital, Inc.	71,200	1,349,240
Taubman Centers, Inc.	42,500	1,510,450
Trizec Properties, Inc.	31,100	683,267
		$3,542,957
Semiconductors & Semiconductor Equipment — 7.2%
Atheros Communications, Inc. (1)	160,000	1,723,200
Cree, Inc. (1)	29,300	868,745
International Rectifier Corp. (1)	59,700	2,808,885

Intersil Corp., Class A	101,700	$1,969,929
NVIDIA Corp. (1)	46,700	1,263,702
Sigmatel, Inc. (1)	60,900	1,219,827
Veeco Instruments, Inc. (1)	99,900	2,019,978
		$11,874,266
Software — 5.2%
Activision, Inc. (1)	90,300	1,836,702
Intellisync Corp. (1)	295,200	752,760
MICROS Systems, Inc. (1)	33,100	1,421,645
NAVTEQ, Corp. (1)	15,900	699,123
Progress Software Corp. (1)	21,000	652,890
Quest Software, Inc. (1)	115,700	1,648,725
SS&C Technologies, Inc.	20,700	753,894
VASCO Data Security International, Inc. (1)	74,500	871,650
		$8,637,389
Specialty Retail — 6.0%
A.C. Moore Arts and Crafts, Inc. (1)	29,200	838,916
Advance Auto Parts, Inc. (1)	24,300	1,675,728
Chico’s FAS, Inc. (1)	28,700	1,151,157
DSW, Inc., Class A (1)	60,576	1,605,264
GameStop Corp., Class A (1)	44,900	1,542,315
Hibbet Sporting Goods, Inc. (1)	28,800	1,152,864
Petco Animal Supplies, Inc. (1)	34,100	950,367
Urban Outfitters, Inc. (1)	16,000	971,360
		$9,887,971
Surface Transport — 0.4%
Laidlaw International, Inc.	25,700	660,490
		$660,490
Textiles, Apparel & Luxury Goods — 1.2%
Gildan Activewear, Inc. (1)(2)	25,164	738,312
Quiksilver, Inc. (1)	74,800	1,255,892
		$1,994,204
Thrifts & Mortgage Finance — 1.1%
IndyMac Bancorp, Inc.	42,900	1,870,869
		$1,870,869
Trading Companies & Distributors — 0.5%
Watsco, Inc.	17,900	847,744
		$847,744

Wireless Telecommunication Services — 3.5%
Nextel Partners, Inc., Class A (1)	80,900	$2,014,410
NII Holdings, Inc., Class B (1)	51,100	3,803,884
		$5,818,294
Total Common Stocks (identified cost $133,328,898)		$161,031,473

Warrants — 0.1%

Security	Shares	Value
Metals-Gold — 0.1%
Western Exploration and Development, Ltd. (1)(3)(4)	600,000	$180,000
		$180,000
Total Warrants (identified cost $480,000)		$180,000

Private Placements — 0.0%

Security	Shares	Value
Metals-Gold — 0.0%
Nevada Pacific Mining Co. (1)(3)(4)	80,000	$56,000
		$56,000
Total Private Placements (identified cost $80,000)		$56,000

Commercial Paper — 0.8%

	Principal
	Amount
Security	(000’s omitted)	Value
General Electric Capital Corp., 3.29%, 8/1/05	$1,262	$1,261,999
Total Commercial Paper (at amortized cost, $1,261,999)		$1,261,999

Short-Term Investments — 1.2%

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 3.30%, 8/1/05	$2,000	$2,000,000
Total Short-Term Investments (at amortized cost, $2,000,000)		$2,000,000
Total Investments — 99.5% (identified cost $137,150,897)		$164,529,472
Other Assets, Less Liabilities — 0.5%		$780,522
Net Assets — 100.0%		$165,309,994

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		Foreign security.
(3)		Restricted security.
(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio.

Country Concentration of Portfolio

	Percentage of
Country	Total Investments	Value
United States	93.6%	$154,013,590
Canada	2.5%	4,101,606
Bermuda	1.9%	3,111,808
Israel	0.9%	1,556,497
United Kingdom	0.7%	1,170,304
Cayman Islands	0.4%	575,667
Total	100.0%	$164,529,472

The Portfolio did not have any open financial instruments at July 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$137,150,897
Gross unrealized appreciation	$28,941,826
Gross unrealized depreciation	(1,563,251)
Net unrealized appreciation	$27,378,575

Restricted Securities

At July 31, 2005, the Portfolio owned the following securities (representing 0.21% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The fair value is determined using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Face	Cost	Fair Value
Common Stocks
Formation Capital Corp.	12/21/98	400,000	$88,260	$104,409
			$88,260	$104,409
Private Placements
Nevada Pacific Mining Co.	12/21/98	80,000	80,000	56,000
Western Exploration and Development, Ltd.	12/21/98	600,000	480,000	180,000
			$560,000	$236,000

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Small-Cap Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	September 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	September 22, 2005
By:	/s/ Michelle A. Green
Michelle A. Green
Treasurer and Principal Financial Officer
Date:	September 22, 2005